Stock Options	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Stock Options

Note 5 Stock Options

On April 6, 2007, the Company granted 6,950,000 stock options to directors, officers, and consultants at a price of $0.25 per share expiring on April 6, 2012.

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price $

Outstanding, December 31, 2011	6,950,000	0.25
Activity during the period	0	0.00
Outstanding, March 31, 2012	6,950,000	0.25

Additional information regarding stock options outstanding as at March 31, 2012 is as follows:

	Outstanding and exercisable
Range of exercise prices $	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $

0.25	6,950,000	6 days	0.25

The fair value of the stock options granted during the year ended December 31, 2007 was estimated using the Black-Scholes option pricing model assuming no expected dividends and the following weighted average assumptions:

2007

Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%